Expense Example, No Redemption - FidelityDividendGrowthFund-AMCIZPro - FidelityDividendGrowthFund-AMCIZPro - Fidelity Dividend Growth Fund	Feb. 10, 2025 USD ($)
Fidelity Advisor Dividend Growth Fund - Class M
Expense Example, No Redemption:
1 Year	$ 479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor Dividend Growth Fund - Class C
Expense Example, No Redemption:
1 Year	184
3 Years	569
5 Years	980
10 Years	1,930
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	1,002
Fidelity Advisor Dividend Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	70
3 Years	221
5 Years	384
10 Years	859
Fidelity Advisor Dividend Growth Fund - Class A
Expense Example, No Redemption:
1 Year	677
3 Years	893
5 Years	1,126
10 Years	$ 1,795